OTHER DISCLOSURES - RELATED PARTY TRANSACTIONS - Material Transactions with Related Parties (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Parent | Novo Nordisk Foundation
Disclosure of transactions between related parties [line items]
Donations to Steno Diabetes Center A/S via Novo Nordisk	DKK 0	DKK (69)	DKK (69)
Services provided by Novo Nordisk	(4)	(3)	(3)
Services provided by related party	0	31	0
Parent | Novo Holdings A/S
Disclosure of transactions between related parties [line items]
Services provided by Novo Nordisk	(3)	(2)	(3)
Sale of NNIT B shares	0	0	(797)
Dividend payment to Novo Holdings A/S	4,085	5,052	2,687
Associates | NNIT Group
Disclosure of transactions between related parties [line items]
Services provided by Novo Nordisk	(25)	(30)	(32)
Services provided by related party	1,231	1,239	1,316
Dividend payment from NNIT	(26)	(26)	0
Related parties | Novozymes Group
Disclosure of transactions between related parties [line items]
Services provided by Novo Nordisk	(145)	(163)	(185)
Services provided by related party	163	150	165
Related parties | Xellia Pharmaceuticals
Disclosure of transactions between related parties [line items]
Services provided by Novo Nordisk	DKK (13)	DKK (108)	DKK (11)